Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposits	$ 852,175	$ 808,124
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	156,751
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	286,370
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	409,054
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	803,089	764,401
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	49,086	43,723
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	261,887	258,139
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,861
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	150,047
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	95,979
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	500,746	457,284
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	119,190
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	135,980
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	245,576
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	32,323	26,723
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	21,700
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	343
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,280
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	57,219	65,978
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	57,219
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	94,300	91,074
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	572,730	549,270
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,877	12,894
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	116,350	107,607
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,721	5,963
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 49,197	$ 41,316